FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2023
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 20— FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2023	September 30, 2022

ASSETS
CURRENT ASSETS
Cash	$867	$1,221
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	10,998,557	9,402,525
Prepaid expenses and other current assets	(22,920)	42,749
TOTAL CURRENT ASSETS	11,976,504	10,446,495

NON-CURRENT ASSETS
Investment in subsidiaries	23,507,948	19,115,509

TOTAL ASSETS	$35,484,452	$29,562,004

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES		-

SHAREHOLDERS’ EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 1,173,867 and 839,623 shares issued and outstanding as of September 30, 2023 and 2022, respectively)*	$1,117	$840
Additional paid-in capital	18,182,202	15,711,450
Retained earnings	20,980,978	16,480,885
Accumulated other comprehensive income (loss)	(3,679,845)	(2,631,171)
Total Bon Natural Life Limited shareholders’ equity	35,484,452	29,562,004

Total liabilities and Bon Natural Life Limited shareholders’ equity	$35,484,452	$29,562,004

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2023	2022	2021
General and administrative expenses	$(846,930)	$(972,215)	$(68,722
Interest income	2	5	13
Equity in earnings of subsidiaries and VIEs	5,442,910	7,209,698	4,659,512

NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	4,595,982	6,237,488	4,590,803
Foreign currency translation adjustment	(1,050,274)	(2,853,392)	610,323
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,545,708	$3,384,096	$5,201,126

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,595,982	$6,237,488	$4,590,803
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(5,442,910)	(7,209,698)	(4,659,512)
Amortization of stock-based compensation	131,092	170,883	44,910
Issuance of ordinary shares for services	218,304	-	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	(1,596,032)	597,475
Prepaid expenses and other current assets	65,669	(40,148)	(2,600
Net cash used in operating activities	(2,027,898)	(244,000)	(26,399

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	-	(1,000,000
Net cash used in investing activities	-	-	(1,000,000

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares	2,027,544	-	11,271,480
Proceeds from exercise of stock options	-	140
Cash lent to subsidiaries and VIE	-	-	(10,000,000
Net cash provided by (used in) financing activities	2,027,544	140	1,271,480

CHANGES IN CASH	(354)	(243,860)	245,081

CASH beginning of year	1,221	245,081	-

CASH, end of year	$867	$1,221	$245,081

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

CONDENSED CONSOLIDATED BALANCE SHEETS

(UNAUDITED)

	As of
	March 31, 2024	September 30, 2023
ASSETS
CURRENT ASSETS
Cash	$717,879	$112,751
Short-term investments	-	65
Accounts receivable, net	8,108,271	4,602,466
Inventories, net	1,437,180	987,287
Advance to suppliers, net	15,414,883	15,117,191
Acquisition deposit	1,000,000	1,000,000
Prepaid expenses and other current assets	1,583,606	2,363,704
TOTAL CURRENT ASSETS	28,261,819	24,183,464

Property, plant and equipment, net	20,613,211	21,064,043
Intangible assets, net	992,544	995,227
Right-of-use lease assets, net	199,679	312,067
Deferred tax assets, net	12,672	1,335
TOTAL ASSETS	$50,079,925	$46,556,136

LIABILITIES AND EQUITY
CURRENT LIABILITIES
Short-term loans	$4,617,414	$2,509,890
Current portion of long-term loans	473,111	419,610
Accounts payable	1,284,816	1,404,937
Due to related parties	188,640	83,380
Taxes payable	2,523,163	2,718,687
Deferred revenue	497,937	106,514
Accrued expenses and other current liabilities	1,797,826	2,140,900
Operating lease liability, current	202,552	227,297
TOTAL CURRENT LIABILITIES	11,585,459	9,611,215

Long-term loans	1,176,624	871,368
Operating lease liability, noncurrent	-	91,720
TOTAL LIABILITIES	$12,762,083	$10,574,303

COMMITMENTS AND CONTINGENCIES
EQUITY
Ordinary shares, ($0.001 par value, 270,000,000 shares authorized, 1,413,867 and 1,173,867 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively)*	1,414	1,174
Additional paid in capital	19,097,652	18,088,056
Statutory reserve	2,372,871	2,372,871
Retained earnings	18,693,477	18,703,996
Accumulated other comprehensive income	(3,470,975)	(3,681,445)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	36,694,439	35,484,652
Non-controlling interest	623,403	497,181
TOTAL SHAREHOLDERS’ EQUITY	37,317,842	35,981,833
TOTAL LIABILITIES AND EQUITY	$50,079,925	$46,556,136

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

(UNAUDITED)

	For the six months ended March 31,
	2024	2023
REVENUE	$10,183,553	$14,149,967
COST OF REVENUE	(7,215,116)	(9,432,619)
GROSS PROFIT	2,968,437	4,717,348

OPERATING EXPENSES
Selling expenses	(103,096)	(136,164)
General and administrative expenses	(1,890,452)	(1,465,955)
Research and development expenses	(890,384)	(129,995)
Total operating expenses	(2,883,932)	(1,732,114)

INCOME FROM OPERATIONS	84,505	2,985,234

OTHER INCOME (EXPENSES)
Interest income	161	8,732
Interest expense	(143,747)	(178,557)
Unrealized foreign transaction exchange loss (gain)	(2,747)	8,452
Government subsidies	61,081	11,916
Income from short-term investments	-	-
Other income (expenses)	49,683	(223,044)
Total other expenses, net	(35,569)	(372,501)

INCOME BEFORE INCOME TAX PROVISION	48,936	2,612,733

INCOME TAX PROVISION	(90,734)	(510,077)

NET (LOSS) INCOME	(41,798)	2,102,656
Less: net loss attributable to non-controlling interest	(31,279)	(17,104)
NET (LOSS) INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$(10,519)	$2,119,760

NET (LOSS) INCOME	$(41,798)	$2,102,656

OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment	367,971	1,071,621
TOTAL COMPREHENSIVE INCOME	326,173	3,174,277
Less: comprehensive loss attributable to non-controlling interest	126,222	(17,104)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$199,951	$3,191,381

(LOSS) EARNINGS PER SHARE ATTRIBUTABLE TO BON NATURAL LIFE LIMITED
Basic*	$(0.03)	$2.36
Diluted*	$(0.03)	$2.34

WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic*	1,285,702	891,831
Diluted*	1,285,702	897,924

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY

FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2023

(UNAUDITED)

	Common shares		Additional paid-in	Statutory	Retained	Accumulated other comprehensive	Total shareholders’	Non- controlling	Total
	Shares*	Amount	capital	reserve	earnings	loss	equity	interest	equity
Balance at September 30, 2022	839,623	$840	$15,711,450	$1,804,116	$14,676,769	$(2,631,171)	$29,562,004	$530,492	$30,092,496
Issuance of ordinary shares in a private placement, net	275,000	275	2,199,725				2,200,000		2,220,000
Share-based compensation			35,000				35,000		35,000
Net income					2,119,760		2,119,760	(17,104)	2,102,656
Foreign currency translation adjustment						1,071,621	1,071,621		1,071,621

Balance at March 31, 2023	1,114,623	$1,115	$17,946,175	$1,804,116	$16,796,529	$(1,559,550)	$34,988,384	$513,387	$35,501,771

Balance at September 30, 2023	1,173,867	$1,174	$18,088,056	$2,372,871	$18,703,996	$(3,681,445)	$35,484,652	$497,181	$35,981,833
Share-based compensation	240,000	240	1,009,596				1,009,836		1,009,836
Net loss					(10,519)		(10,519)	(31,279)	(41,798)
Foreign currency translation adjustment						210,470	210,470	157,501	367,971

Balance at March 31, 2024	1,413,867	$1,414	$19,097,652	$2,372,871	$18,693,477	$(3,470,975)	$36,694,439	$623,403	$37,317,842

*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

(UNAUDITED)

	For the six months ended March 31,
	2024	2023
Cash flows from operating activities
Net (loss) income	$(41,798)	$2,102,656
Adjustments to reconcile net income to cash provided by operating activities
Allowance for doubtful accounts	21,441	-
Depreciation and amortization	686,038	282,888
Inventory reserve	58,349	105,314
Deferred income tax	(11,345)	(25,749)
Amortization of operating lease right-of-use assets	115,882	114,179
Share-based compensation	1,009,836	35,000
Unrealized foreign currency exchange loss (gain)	2,747	(8,452)
Changes in operating assets and liabilities:
Accounts receivable	(3,464,205)	(2,198,450)
Inventories	(498,736)	(124,601)
Advance to suppliers, net	(160,908)	(3,353,433)
Prepaid expenses and other current assets	801,781	(3,595,458)
Accounts payable	(135,111)	100,386
Operating lease liabilities	(120,040)	(115,170)
Taxes payable	(224,459)	386,510
Deferred revenue	391,057	781,183
Accrued expenses and other current liabilities	(314,702)	3,335,205
Net cash used in operating activities	(1,884,173)	(2,177,992)

Cash flows from investing activities
Purchase of property and equipment	(693)	(15,131)
Capital expenditures on construction-in-progress	-	(2,970)
Net cash used in investing activities	(693)	(18,101)

Cash flows from financing activities
Net proceeds from issuance of ordinary shares	-	2,200,000
Proceeds from short-term loans	3,619,267	259,767
Proceeds from long-term loans	854,514	-
Repayment of short-term loans	(1,534,052)	(79,165)
Repayment of long-term loans	(508,629)	(437,412)
Proceeds from (repayment of) borrowings from related parties	80,752	(1,038)
Repayment of capital lease	-	(27,236)
Net cash provided by financing activities	2,511,853	1,914,916

Effect of changes of foreign exchange rates on cash	(21,858)	(17,412)
Net increase (decrease) in cash	605,128	(298,589)
Cash, beginning of period	112,751	840,861
Cash, end of period	$717,879	$542,272

Supplemental disclosure of cash flow information
Cash paid for interest expense	$143,747	$178,557
Cash paid for income tax	$-	$500,251
Supplemental disclosure of non-cash investing and financing activities
Amortization of share-based compensation for initial public offering services	$24,000	$35,000
Right-of-use assets obtained in exchange for operating lease obligations	$-	$458,181